Segment Information - Revenues From External Customers (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($) charter
Segment Reporting [Abstract]
Number of charterers | charter		3
Benchmark percentage of revenue for major customer	10.00%
The Cool Pool | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 62,113	$ 36,663
Concentration risk, percentage	90.00%	76.00%
NFE Transport Partners LLC | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 6,907	$ 5,648
Concentration risk, percentage	10.00%	12.00%
Nigeria LNG Ltd | Customer Concentration Risk | Revenues
Segment Reporting Information [Line Items]
Time and voyage charter revenues	$ 0	$ 5,849
Concentration risk, percentage	0.00%	12.00%